Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table and accompanying information present the compensation reported in the Summary Compensation Table (SCT) and the compensation actually paid (CAP), as determined in accordance with SEC rules, for our principal executive officer (PEO) and, on average, for our other named executive officers (the Non-PEO

NEOs) and certain measures of our financial performance for each of the years shown (dollars in thousands, except per share and total shareholder return (TSR) data):

			Average Summary	Average Summary	Value of Initial Fixed $100 Investment Based On			Company Selected Measure
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Compensation Table Total for Non-PEO NEOs (1)	Compensation Actually Paid to Non-PEO NEOs (1)(3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Company Net Income	Adjusted EPS (5)
2024	$10,047	$27,221	$3,128	$7,200	$511	$177	$209,448	$9.15
2023	$9,899	$18,796	$2,466	$4,429	$230	$93	$175,121	$6.85
2022	$9,302	$8,003	$2,968	$2,625	$159	$92	$207,424	$6.81
2021	$10,687	$16,846	$2,622	$3,871	$170	$110	$256,295	$7.57
2020	$7,023	$8,493	$1,898	$2,140	$103	$89	$377,844	$7.26

(1)
Mr. Fisher was the PEO, and Mr. Chartier, Mr. Cunningham and Mr. Rahilly comprised the Non-PEO NEOs, for each of the years shown.
(2)
The table below shows the adjustments made to the compensation in the SCT for the PEO to derive CAP to the PEO for 2024. The dollar amounts reported for CAP do not reflect the actual amount of compensation earned by or paid to our PEO during 2024, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO:

Year	Summary Compensation Table Total for PEO	(A) Less: Stock Awards & Option Awards in SCT	(B) Add: YE FV of current year grants	(C) Add: YoY inc (dec) in FV for EOY awards granted in PYs	(D) Add: Vest date FV of awards vested and granted in CY	(E) Add: Inc (dec) of Vest date FV of PY awards vested in CY vs PY FV	Compensation Actually Paid to PEO
2024	$10,047	$(6,893)	$10,963	$11,956	$—	$1,148	$27,221

(3)
The table below shows the adjustments made to the average SCT compensation for the Non-PEO NEOs to derive average CAP to the Non-PEO NEOs for 2024. The dollar amounts reported for average CAP do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during 2024, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs:

	Average Summary Compensation Table Total for Non-PEO NEOs	(A) Less: Stock Awards & Option Awards in SCT	(B) Add: YE FV of current year grants	(C) Add: YoY inc (dec) in FV for EOY awards granted in PYs	(D) Add: Vest date FV of awards vested and granted in CY	(E) Add: Inc (dec) of Vest date FV of PY awards vested in CY vs PY FV	Average Compensation Actually Paid to Non-PEO NEOs
2024	$3,128	$(1,914)	$3,138	$2,621	$—	$227	$7,200

(4)
The Company used the S&P Small Cap 600 Financials index as an industry-based index for peer group comparison to the Company’s TSR, which the Company also uses in its stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.
(5)
Adjusted EPS is a non-GAAP financial measure used as the Company Selected Measure for compensation decisions. Management believes that Adjusted EPS is a meaningful and useful measure in understanding the activities and business metrics of the Company's operations and reflects an additional way of viewing our business that, when viewed with its GAAP results, provides a more complete understanding of factors and trends affecting its business. See “Compensation Discussion and Analysis—2024 Compensation for Named Executive Officers—Short-Term Incentive Compensation” for additional information, including a reconciliation of 2024 diluted earnings per share, calculated in accordance with GAAP, to 2024 Adjusted EPS.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	(1) Mr. Fisher was the PEO, and Mr. Chartier, Mr. Cunningham and Mr. Rahilly comprised the Non-PEO NEOs, for each of the years shown.
Peer Group Issuers, Footnote
(4)
The Company used the S&P Small Cap 600 Financials index as an industry-based index for peer group comparison to the Company’s TSR, which the Company also uses in its stock performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 10,047,000	$ 9,899,000	$ 9,302,000	$ 10,687,000	$ 7,023,000
PEO Actually Paid Compensation Amount	$ 27,221,000	18,796,000	8,003,000	16,846,000	8,493,000
Adjustment To PEO Compensation, Footnote
(2)
The table below shows the adjustments made to the compensation in the SCT for the PEO to derive CAP to the PEO for 2024. The dollar amounts reported for CAP do not reflect the actual amount of compensation earned by or paid to our PEO during 2024, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our PEO:

Year	Summary Compensation Table Total for PEO	(A) Less: Stock Awards & Option Awards in SCT	(B) Add: YE FV of current year grants	(C) Add: YoY inc (dec) in FV for EOY awards granted in PYs	(D) Add: Vest date FV of awards vested and granted in CY	(E) Add: Inc (dec) of Vest date FV of PY awards vested in CY vs PY FV	Compensation Actually Paid to PEO
2024	$10,047	$(6,893)	$10,963	$11,956	$—	$1,148	$27,221

Non-PEO NEO Average Total Compensation Amount	$ 3,128,000	2,466,000	2,968,000	2,622,000	1,898,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,200,000	4,429,000	2,625,000	3,871,000	2,140,000
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The table below shows the adjustments made to the average SCT compensation for the Non-PEO NEOs to derive average CAP to the Non-PEO NEOs for 2024. The dollar amounts reported for average CAP do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during 2024, and the Compensation Committee did not consider CAP in making any executive compensation decisions with respect to our Non-PEO NEOs:

	Average Summary Compensation Table Total for Non-PEO NEOs	(A) Less: Stock Awards & Option Awards in SCT	(B) Add: YE FV of current year grants	(C) Add: YoY inc (dec) in FV for EOY awards granted in PYs	(D) Add: Vest date FV of awards vested and granted in CY	(E) Add: Inc (dec) of Vest date FV of PY awards vested in CY vs PY FV	Average Compensation Actually Paid to Non-PEO NEOs
2024	$3,128	$(1,914)	$3,138	$2,621	$—	$227	$7,200

Compensation Actually Paid vs. Total Shareholder Return	The graph below compares PEO CAP and the average Non-PEO NEOs CAP against Company TSR and the peer group TSR for the five fiscal years ended December 31, 2024:
Compensation Actually Paid vs. Net Income	The graph below compares PEO CAP and the average Non-PEO NEOs CAP against net income for the five fiscal years ended December 31, 2024:
Compensation Actually Paid vs. Company Selected Measure	The graph below compares PEO CAP and the average Non-PEO NEOs CAP against Adjusted EPS (the Company Selected Measure) for the five fiscal years ended December 31, 2024:
Total Shareholder Return Vs Peer Group	The graph below compares PEO CAP and the average Non-PEO NEOs CAP against Company TSR and the peer group TSR for the five fiscal years ended December 31, 2024:
Tabular List, Table

As required by SEC rules, the following performance measures are those that, in the Company's assessment, represent the most important financial measures used by the Company to link compensation “actually paid” to the Company’s PEO and Non-PEO NEOs to Company performance for 2024:

•
Adjusted EPS
•
Revenue
•
Adjusted EBITDA

Total Shareholder Return Amount	$ 511	230	159	170	103
Peer Group Total Shareholder Return Amount	177	93	92	110	89
Net Income (Loss)	$ 209,448,000	$ 175,121,000	$ 207,424,000	$ 256,295,000	$ 377,844,000
Company Selected Measure Amount	9.15	6.85	6.81	7.57	7.26
PEO Name	Mr. Fisher	Mr. Fisher	Mr. Fisher	Mr. Fisher	Mr. Fisher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(5)
Adjusted EPS is a non-GAAP financial measure used as the Company Selected Measure for compensation decisions. Management believes that Adjusted EPS is a meaningful and useful measure in understanding the activities and business metrics of the Company's operations and reflects an additional way of viewing our business that, when viewed with its GAAP results, provides a more complete understanding of factors and trends affecting its business. See “Compensation Discussion and Analysis—2024 Compensation for Named Executive Officers—Short-Term Incentive Compensation” for additional information, including a reconciliation of 2024 diluted earnings per share, calculated in accordance with GAAP, to 2024 Adjusted EPS.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,893,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,963,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,956,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,148,000
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,914,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,138,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,621,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 227,000